Basis of presentation and significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Schedule of Reclassification of Previously Reported Current Deferred Income Taxes and Non-Current Deferred Income Taxes

Previously reported current deferred income taxes and non-current deferred income taxes, classified under current assets and non-current assets, respectively, have been revised to reflect the retrospective application as follows as at March 31, 2015:

March 31, 2015
Current deferred income taxes, as reported	$8,052
Reclassification of deferred income taxes	(8,052)

Current deferred income taxes, as reclassified	$—

March 31, 2015
Non-current deferred income taxes, as reported	$8,304
Reclassification of deferred income taxes	8,052

Non-current deferred income taxes, as reclassified	$16,356